Accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure Of Accounting Policies [Abstract]
Basis of preparation
Basis of preparation and statement of compliance with IFRS
The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board as they apply to the consolidated financial statements of the Group and interpretations issued by IFRS Interpretation Committee, for the year ended December 31, 2017. The consolidated financial statements have been prepared on a historical cost basis, except where IFRS requires or permits fair value measurement.
The directors have a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Therefore the directors continue to apply the going concern basis for accounting in the preparation of the consolidated financial statements.
For the purpose of the accompanying consolidated financial statements, subsequent events have been evaluated through to March 19, 2018, which is the date the consolidated financial statements were authorized by the Board. The consolidated financial statements were issued on March 19, 2018.

Statement of compliance with IFRS
Basis of preparation and statement of compliance with IFRS
The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board as they apply to the consolidated financial statements of the Group and interpretations issued by IFRS Interpretation Committee, for the year ended December 31, 2017. The consolidated financial statements have been prepared on a historical cost basis, except where IFRS requires or permits fair value measurement.
The directors have a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Therefore the directors continue to apply the going concern basis for accounting in the preparation of the consolidated financial statements.
For the purpose of the accompanying consolidated financial statements, subsequent events have been evaluated through to March 19, 2018, which is the date the consolidated financial statements were authorized by the Board. The consolidated financial statements were issued on March 19, 2018.

Basis of consolidation
Basis of consolidation
The consolidated financial statements comprise the financial statements of Luxfer Holdings PLC and its subsidiaries (the "Group") at December 31 each year. The financial statements of the subsidiaries are prepared for the same reporting year as the parent company, using consistent accounting policies. All inter-company balances and transactions, including unrealized profits arising from intra-Group transactions, have been eliminated in full.
Subsidiaries are consolidated from the date on which control is transferred to the Group and cease to be consolidated from the date on which control is transferred out of the Group.
The accounting policies which follow, set out those polices which apply in preparing the consolidated financial statements for the years ended December 31, 2015, December 31, 2016 and December 31, 2017.

Presentation currency
Presentation currency
The consolidated financial statements are presented in U.S. dollars and all values are rounded to the nearest $0.1 million except when otherwise indicated. The books of the Group's non-U.S. entities are converted to U.S. dollars at each reporting period date in accordance with the accounting policy below.
The functional currency of the holding company Luxfer Holdings PLC and its U.K. subsidiaries remains GBP sterling, being the most appropriate currency for those particular operations.

Business combinations and goodwill
Business combinations and goodwill
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at acquisition date fair value, and the amount of any non-controlling interest in the acquiree. The choice of measurement of non-controlling interest, either at fair value or at the proportionate share of the acquiree's identifiable net assets, is determined on a transaction by transaction basis. Acquisition costs are expensed as incurred.
Goodwill is initially measured at cost, being the excess of the aggregate of the acquisition-date fair value of the consideration transferred and the amount recognized for the non-controlling interest over the net identifiable amounts of the assets acquired and the liabilities assumed in exchange for the business combination. After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to the Group's cash generating units that are expected to benefit from the combination. .
Goodwill arising on acquisitions before the date of transition to IFRS has been retained at the previous U.K. GAAP amounts subject to being tested for impairment at that date and in subsequent years.
A bargain purchase is measured at cost being the excess of the net identifiable amounts of the assets acquired and the liabilities assumed in exchange for the business combination over the aggregate of the acquisition-date fair value of the consideration transferred and the amount recognized for the non-controlling interest. Any amount of a bargain purchase is recognized immediately as income.
Contingent consideration arising as a result of a business combination is recognized at fair value at the acquisition date. Subsequent changes in the fair value of contingent consideration classified as an asset or liability are accounted for in accordance with the relevant IFRSs.

Other intangible assets
Other intangible assets
Other intangible assets excluding development costs, are measured initially at purchase cost, or where acquired in a business combination at fair value, and are amortized on a straight-line basis over their estimated useful lives as shown in the table below.
Research expenditure is expensed as incurred. Internal development expenditure is charged as administrative costs to the consolidated income statement in the year it is incurred unless it meets the recognition criteria of IAS 38 "Intangible Assets". Where the recognition criteria are met, intangible assets are capitalized and amortized over their estimated useful economic lives from product launch, as shown in the table below. Intangible assets relating to products in development are subject to impairment testing at each balance sheet date or earlier upon indication of impairment.

Technology and patents	14 – 20 years
Tradenames and trademarks	20 – 25 years
Customer relationships	10 – 15 years
Backlogs and non-compete agreements	5 – 6 years
Development costs	5 – 10 years
Software	4 – 7 years

The carrying values are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. Reviews are made annually of the estimated remaining lives and residual values of the patents and trademarks.

Revenue
Revenue
Revenue is measured at the fair value of the consideration received or receivable, and represents amounts receivable for goods supplied, less inter-company revenue, estimated rebates, returns, settlement discounts and sales tax.
Sale of goods
Revenue for the sale of goods is recognized when all of the following conditions are satisfied:

•	The significant risks and rewards of ownership of the goods have been transferred to the buyer;

•	The Group retain neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold;

•	The amount of revenue can be reliably measured;

•	It is probable that future economic benefits will flow to the entity; and

•	The costs incurred or to be incurred in respect of the transaction can be measured reliably.
Royalties
Royalty revenue is recognized on an accrual basis in accordance with the substance of the relevant agreements, provided that it is probable that the economic benefits will flow to the Group and the amount of revenue can be measured reliably.
Tooling revenue
Revenue recognition associated with tooling contracts is recognized in proportion to the progress and costs incurred as a percentage of total expected costs. Payments made in advance of work performed and raw materials purchased for which no work has been performed are excluded from the calculations and are accounted for as deferred income and inventory respectively. Where customer acceptance is on final completion and handover of the tool, revenue is recognized at the point the customer accepts ownership of the tool.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment is stated at cost less accumulated depreciation and any impairment in value. Depreciation is initially calculated on a straight-line basis over the estimated useful life of the particular asset. As a result of the complexity of our manufacturing process, there is a wide range of plant and equipment in operation.
Freehold land is not depreciated.
Reviews are made annually of the estimated remaining lives and residual values of individual productive assets, taking account of commercial and technological obsolescence as well as normal wear and tear.
For any individual asset the carrying value is reviewed for impairment when events or changes in circumstances indicate the carrying value may not be recoverable. If any such indication exists and where the carrying value exceeds the estimated recoverable amount, the asset is written-down to its recoverable amount. The recoverable amount of property, plant and equipment is the greater of the fair value less costs of disposal and the value in use. In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in the consolidated income statement as part of the profit or loss on operations before taxation.
An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying value of the item) is included in the consolidated income statement in the year the item is derecognized.
Maintenance costs in relation to an item of property, plant and equipment are expensed as incurred.

Inventories
Inventories
Inventories are stated at the lower of cost and net realizable value. Raw materials are valued on a first-in, first-out basis. Strategic purchases of inventories in order to secure supply and reduce the impact of price volatility on the cost of inventories are valued on an average cost basis. Work in progress and finished goods costs comprise direct materials and, where applicable, direct labor costs, an apportionment of production overheads and any other costs that have been incurred in bringing the inventories to their present location and condition. Net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in selling and distribution. Inventories are reviewed on a regular basis, and we will make allowance for excess or obsolete inventories and write-down to net realizable value based primarily on committed sales prices and our estimates of expected and future product demand and related pricing.

Foreign currencies
Foreign currencies
Transactions in currencies other than an operation's functional currency are initially recorded in the functional currency at the rate of exchange prevailing on the dates of transactions. At each balance sheet date, the foreign currency monetary assets and liabilities are translated into the functional currency at the rates prevailing on the balance sheet date.
All differences are taken to the consolidated income statement with the exception of differences on foreign currency borrowings that provide a hedge against a net investment in a foreign entity. These are taken directly to equity until the disposal of the net investment, at which time they are recognized in the consolidated income statement. Tax charges and credits attributable to exchange differences on those borrowings are also dealt with in equity.
On consolidation, the assets and liabilities of the Group's foreign operations are translated at exchange rates prevailing on the balance sheet date. Income and expense items are translated at the average exchange rates for the period. Exchange differences that arise, if any, are classified as equity and transferred to the Group's translation reserve. Such translation differences are recognized in the consolidated income statement in the period in which the operation is disposed or partially disposed.

Income taxes
Income taxes
Current income taxes
Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted, or substantively enacted, at the reporting date in the countries where the Group operates and generates taxable income.
Current income taxes relating to items recognized directly in equity is recognized in equity and not in the consolidated income statement. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.
Deferred income taxes
Deferred income taxes are the future income taxes expected to be payable or recoverable on differences between the carrying values of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit, and are accounted for using the balance sheet liability method. Deferred income tax liabilities are generally recognized for all taxable temporary differences. Deferred income tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the tax profit nor the accounting profit.
Deferred income tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries, investments in associates, and interests in joint ventures, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.
The carrying value of a deferred income tax asset is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred income taxes are calculated at the tax rate that is expected to apply in the period when the liability is settled or the asset is realized based on tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date. Deferred income taxes are charged or credited to the consolidated income statement, except when it relates to items charged or credited directly to equity, in which case the deferred income taxes are also dealt with in equity.

Leases
Leases
Leases where the lessor retains substantially all the risks and benefits of ownership of the asset are classified as operating leases. Operating lease payments are recognized as an expense in the consolidated income statement on a straight-line basis over the lease term.

Retirement benefits costs
Retirement benefits costs
In respect of defined benefit plans, obligations are measured at the present value whilst plan assets are recorded at fair value. The cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out at each balance sheet date.
The charge to the consolidated income statement is based on an actuarial calculation of the Group's portion of the annual expected costs of the benefit plans and the net interest cost, which is calculated by applying the discount rate to the net defined benefit obligation, taking into account contributions and benefits paid. Remeasurements are recognized in the statement of comprehensive income.
When a settlement or curtailment occurs the obligation and related plan assets are remeasured using current actuarial assumptions and the resultant gain or loss recognized in the consolidated income statement in the period in which the settlement or curtailment occurs.
Payments to defined contribution plans are charged as an expense as they fall due.

Provisions
Provisions
Provisions are recognized when the Group has a present obligation as a result of a past event, it is probable that a transfer of resources will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

Share based compensation
Share based compensation
The cost of equity settled transactions is recognized, based upon the fair value at grant date, together with a corresponding increase in the share based compensation reserve in equity, over the period in which the performance or service conditions are fulfilled. The cumulative expense recognized for equity settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group's best estimate of the number of equity instruments that will ultimately vest. The consolidated income statement expense or credit for a period represents the movement in cumulative expense recognized at the beginning and end of that period.

Separate disclosure of expenses or income
Separate disclosure of expenses or income
Certain items of expense or income are presented separately based on management's judgment that they need to be disclosed by virtue of their size, nature or incidence in order to provide a proper understanding of our results of operations and financial condition. Such items of expense or income incurred during a period are disclosed under identifiable headings in the consolidated income statement and further explained in Note 5 to the consolidated financial statements. Examples of such items include but are not limited to:

•	Restructuring of the activities of the Group and reversals of any provisions for the costs of restructuring;

•	write-downs of inventories to net realizable value or of property, plant and equipment to recoverable amount, as well as reversals of such write-downs;

•	disposals of items of property, plant and equipment;

•	disposals of investments and subsidiaries;

•	discontinued operations;

•	litigation settlements; and

•	other material reversals of provisions.
The nature of the items of expense or income is considered to determine whether the item should be presented as part of operating profit or loss or as other expenses or income. The trading profit and adjusted earnings per share calculations, presented by the Group exclude the impact of these items. Management believes that the use of adjusted measures such as this provides additional useful information on underlying trends to shareholders.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents in the balance sheet comprise cash at bank and in hand and short-term deposits with an original maturity date of three months or less. For the purpose of the consolidated cash flow statement, cash and cash equivalents consist of cash and cash equivalents as defined above, but net of bank overdrafts.

Interest in joint ventures
Interest in joint ventures
The Group has applied IFRS 11 to all joint arrangements. Under IFRS 11, investments in joint arrangements are classified as either joint operations or joint ventures depending on the contractual rights and obligations of each investor. The Group has assessed the nature of its joint arrangements and determined them to be joint ventures. Joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, interests in joint ventures are initially recognized at cost and adjusted thereafter to recognize the Group's share of the post-acquisition profits or losses and movements in other comprehensive income.
When the Group's share of losses in a joint venture equals or exceeds its interests in the joint ventures (which includes any long-term interests that, in substance, form part of the Group's net investment in the joint ventures), the Group does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the joint ventures.
The Group determines at each reporting date whether there is any objective evidence that the investment in the joint venture is impaired. If the investment is impaired, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture and its carrying value and recognizes the amount as 'restructuring and other expense' in the consolidated income statement.
Gains or losses resulting from upstream and downstream transactions between the Group and its joint venture are recognized in the Group's consolidated financial statements only to the extent of unrelated investor's interests in the joint venture. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of the joint ventures have been changed where necessary to ensure consistency with the policies adopted by the Group.

Interest in associates
Interest in associates
Associates are all entities over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting. Under the equity method of accounting, the investment is initially recognized at cost, and the carrying value is increased or decreased to recognize the investor's share of the profit or loss and movements in other comprehensive income of the investee after the date of acquisition.
If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income is reclassified to profit or loss where appropriate.
The Group's share of post-acquisition profit or loss is recognized in the consolidated income statement, and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income with a corresponding adjustment to the carrying value of the investment. When the Group's share of losses in an associate equals or exceeds its interest in the associate, including other unsecured receivables, the Group does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.
The Group determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount as 'restructuring and other expense' in the consolidated income statement.
Gains or losses resulting from upstream and downstream transactions between the Group and its associate are recognized in the Group's consolidated financial statements only to the extent of unrelated investor's interests in the associates. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Group.
Dilution gains and losses arising in investments in associates are recognized in the consolidated income statement.

Trade and other receivables	Trade and other receivables Trade receivables do not carry any interest and are stated at their nominal value as reduced by appropriate allowances for estimated irrecoverable amounts.
Bank and other loans
Bank and other loans
Bank and other loans are recorded at the fair value of the proceeds received net of directly attributable transaction costs. Issue costs relating to revolving credit facilities are charged to the consolidated income statement over the estimated life of the facility on a periodic basis and are added to the carrying value of the facility. Issue costs relating to fixed term loans are charged to the consolidated income statement using the effective interest method and are added to the carrying value of the fixed term loan.

Trade payables	Trade payables Trade payables are not interest bearing and are stated at their nominal value.
Derivative financial instruments
Derivative financial instruments
The Group uses derivative financial instruments such as foreign currency contracts to hedge its risks associated with foreign currency fluctuations. Such derivative financial instruments are stated at fair value.
Hedges are classified as cash flow hedges when they hedge exposure to variability in cash flows either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction.
In relation to cash flow hedges to hedge the foreign currency risk of firm commitments which meet the conditions for special hedge accounting, the portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized directly in equity and the ineffective portion is recognized in the consolidated income statement.
In relation to derivative financial instruments used to hedge a forecast transaction, the portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized directly in equity and the ineffective portion is recognized in the consolidated income statement. Amounts taken to equity are transferred to the consolidated income statement when the hedged transaction affects profit or loss.

Financial liabilities and equity instruments
Financial liabilities and equity instruments
Financial liabilities and equity instruments issued by the Group are recorded at the proceeds received, net of direct issue costs.
Financial liabilities and equity instruments are all instruments that are issued by the Group as a means of raising finance, including shares, loan notes, debentures, debt instruments and options and warrants that give the holder the right to subscribe for or obtain financial liabilities and equity instruments.
An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. All equity instruments are included in shareholders' funds. The finance costs incurred in respect of an equity instrument are charged directly to the consolidated income statement. Other instruments are classified as financial liabilities if they contain a contractual obligation to transfer economic benefits.

Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty
The key assumptions concerning the future, and other key sources of estimation uncertainty at the balance sheet date, that have a significant risk of causing a material adjustment to the carrying values of assets and liabilities within the next financial year, are discussed below. The judgments used by management in the application of the Group's accounting policies in respect of these key areas of estimation are considered to be the most significant. The below policies include both elements of judgments and estimates.
Impairment of non-financial assets
The Group assesses whether there are any indicators of impairment for all non-financial assets at each reporting date. Goodwill is tested for impairment annually and at other times when such indicators exist. Other non-financial assets are tested for impairment when there are indicators that the carrying value may not be recoverable. Further details are given in Note 13.
When value in use calculations are undertaken, management must estimate the expected future cash flows from the asset or cash generating unit, including suitable sales growth and terminal growth rates, and choose a suitable discount rate in order to calculate the present value of those cash flows. Details regarding goodwill and assumptions used in carrying out the impairment review are given in Note 13.
Pensions
Determining the present value of future obligations of pensions requires an estimation of future mortality rates, future salary increases, future pension increases, future inflation increases and discount rates. These assumptions are determined in association with qualified actuaries. Due to the long-term nature of these plans, such estimates are subject to significant uncertainty. The pension liabilities at December 31, 2017 are $55.3 million (2016: $66.5 million). Further details are given in Note 29.
Deferred income taxes
Deferred income tax assets are recognized for unabsorbed tax losses and unutilized capital allowances to the extent that it is probable that taxable profit will be available against which the losses and capital allowances can be utilized. Judgment is required to determine the amount of deferred income tax assets that can be recognized, based upon the likely timing and level of future taxable profits together with future tax planning strategies. Further details are given in Note 23.
Inventories obsolescence and inventories write down
Inventories are stated at the lower of cost and net realizable value. Inventories are reviewed on a regular basis, and we will make allowance for excess or obsolete inventories and write down to net realizable value based primarily on committed sales prices and our estimates of expected and future product demand and related pricing. Further details are given in Note 15.
Measurement of contingent consideration
Contingent consideration arising from business combinations is valued at fair value at the acquisition date. When the contingent consideration meets the definition of a financial liability, it is subsequently remeasured to fair value at each reporting date. The determination of the fair value is based on an estimate of the future profitability of the acquired businesses.

Changes in accounting policies and New standards and amendments to standards not applied
Changes in accounting policies
The accounting policies adopted are consistent with those of the previous financial year except for the following new and amended standards and interpretations during the year that are applicable to the Group. Adoption of these revised standards and interpretations did not have any significant effect on the consolidated financial statements of the Group.

International Financial Reporting Standards		Effective date
IAS 7	Statement of cash flows (Amendments)	January 1, 2017
IAS 12	Income taxes (Amendments)	January 1, 2017

New standards and amendments to standards not applied
The IASB has issued the following standards and amendments to standards with a mandatory effective date on or after January 1, 2018:

International Financial Reporting Standards		Mandatory effective date
IFRS 2	Share based payments (Amendments)	No earlier than January 1, 2018
IFRS 15	Revenue from Contracts with Customers	No earlier than January 1, 2018
IFRS 9	Financial Instruments	No earlier than January 1, 2018
IFRS 16	Leases	No earlier than January 1, 2019

The Group applies IFRS as issued by the IASB.
The directors do not expect that the adoption of the standards listed above will have a material impact on the consolidated financial statements of the Group in future periods, except as follows:

•
IFRS 15—A five step approach will be taken in respect to recognizing revenue. Having undertaken a detailed review of our material revenue streams within the Group, revenue will continue to be recognized over the same profile as currently under IAS 18 and therefore there will be no change to the timing of revenue recognition. Incremental and contract fulfillment costs will need to be assessed on an ongoing basis, but at present there are no applicable costs. As a result there is not expected to be any material difference in our reported revenue numbers under IFRS 15 compared to what is currently reported under IAS 18;

•
IFRS 9—Financial assets will continue to be classified and measured at amortized cost under IFRS 9. The directors anticipate that the timing of the recognition of impairments will change rather than the size of the balance. Foreign currency exchange contracts should not be impacted although the ability to hedge component parts of the commodity hedges should allow us to decrease the risk of ineffectiveness; and

•
IFRS 16—Currently disclosed operating leases would be brought on to the balance sheet, with an offsetting liability and a depreciation charge and a finance charge would replace the lease expense charge to operating income, with the latter going through finance costs. The current level of operating lease commitments is disclosed in Note 26. These will be included within the balance sheet at a discounted amount, once the standard is adopted. These leases relate to company cars, real property leases and other vehicles. Low value assets (less than $5,000) and short-term (less than twelve months) leases do not need to be brought onto the balance sheet in the same way and can continue to be expensed through the income statement in line with current IAS 17 treatment. An assessment will also need to be carried out for any implicit leases which we have within any of our contracts.